SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Balance as of January 1, 2023	$ 19,686,091	$ 7,309,311
Provisions for credit losses	0	11,850,788
Write-offs	250,971	0
Foreign exchange adjustments	0	525,992
Other adjustments	(31,286)	0
Balance as of December 31, 2023	$ 19,905,776	$ 19,686,091